Average Annual Total Returns (Vanguard Extended Market Index Fund Participant:)	Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Dow Jones U.S. Completion Total Stock Market Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Extended Market Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Standard & Poor's Completion Index Vanguard Extended Market Index Fund Vanguard Extended Market Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.56%	7.63%	7.50%	7.50%
Five Years	16.75%	16.74%	16.66%	16.66%
Ten Years	9.24%	9.34%	9.12%	none